Merger	12 Months Ended
Dec. 31, 2012
Merger
4.	Merger

On September 30, 2011, LecTec completed its business combination with AC pursuant to the terms of the Merger Agreement (see Note 2).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The total acquisition price of $11,847,916 has been allocated as follows:

Cash and cash equivalents	$7,201,638
Other current assets	40,483
Notes and accrued interest receivable	4,555,562
Goodwill	169,987
Intangible assets	260,000
Accounts payable and accrued expenses	(379,754)

Total purchase price	$11,847,916

The following table sets forth the unaudited pro forma results of the Company as if the Merger had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Year Ended December 31, 2011

Revenues	$4,914,938
Net Loss	$(8,610,775)
Basic and diluted net loss per common share	$(0.79)
Weighted average shares — basic and diluted	10,957,705